Income taxes (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Income taxes [Abstract]
Income tax expense (in Dollars)	$ 0	$ 0
Effective tax rate	0.00%
Statutory tax rate percentage	21.00%	21.00%